SCHEDULE OF WARRANT TRANSACTIONS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, Outstanding at Beginning of Year	543,754	695,439	695,439
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 3.04	$ 3.04	$ 3.04
Shares, Granted	509,732	123,732
Weighted-Average Exercise Price, Granted	$ 2.96	$ 2.80
Shares, Exercised	(78,102)
Weighted-Average Exercise Price, Exercised	$ 2.80
Shares, Forfeited or Canceled	(103,125)	(275,416)
Weighted-Average Exercise Price, Forfeited or Canceled	$ 2.80	$ 2.88
Shares, Outstanding at End of Year	872,259	543,754	543,754	695,439
Weighted-Average Exercise Price, Outstanding at End of Year	$ 3.04	$ 3.04	$ 3.04	$ 3.04
Shares, Options Exercisable at End of Year	872,259	543,754
Weighted-Average Exercise Price, Options Exercisable at End of Year	$ 3.04	$ 3.04
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, Outstanding at Beginning of Year	6,978,072	4,350,034	4,350,034	5,563,509
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 0.38	$ 0.38	$ 0.38	$ 0.38
Shares, Granted			4,077,857	989,856
Weighted-Average Exercise Price, Granted			$ 0.37	$ 0.35
Shares, Exercised			(624,819)
Weighted-Average Exercise Price, Exercised			$ 0.35
Shares, Forfeited or Canceled			(825,000)	(2,203,331)
Weighted-Average Exercise Price, Forfeited or Canceled			$ 0.35	$ 0.36
Shares, Outstanding at End of Year			6,978,072	4,350,034
Weighted-Average Exercise Price, Outstanding at End of Year			$ 0.38	$ 0.38
Shares, Options Exercisable at End of Year			6,978,072	4,350,034
Weighted-Average Exercise Price, Options Exercisable at End of Year			$ 0.38	$ 0.38
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Fair Value of Options Granted During the Period	1.12	0.80
Minimum [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Fair Value of Options Granted During the Period			0.14	0.10
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Fair Value of Options Granted During the Period	$ 3.92	$ 2.08
Maximum [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Fair Value of Options Granted During the Period			$ 0.49	$ 0.26